Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 14.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which derivative cash flows are determined.
Table 14.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2023			December 31, 2022
	Notional or contractual amount	Fair value		Notional or contractual amount	Fair value
		Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$357,096	639	570	263,876	670	579
Commodity contracts	2,600	24	12	1,681	9	25
Foreign exchange contracts	4,193	60	395	15,544	161	1,015
Total derivatives designated as qualifying hedging instruments		723	977		840	1,619
Derivatives not designated as hedging instruments
Interest rate contracts	10,409,720	31,806	36,312	10,222,027	40,416	42,894
Commodity contracts	88,491	2,717	2,734	96,001	5,991	3,420
Equity contracts (1)	438,458	13,305	13,810	393,753	9,573	8,254
Foreign exchange contracts	2,273,383	24,707	26,762	1,513,363	22,052	25,671
Credit contracts	60,439	113	44	45,649	66	36
Total derivatives not designated as hedging instruments		72,648	79,662		78,098	80,275
Total derivatives before netting		73,371	80,639		78,938	81,894
Netting		(55,148)	(62,144)		(56,164)	(61,827)
Total		$18,223	18,495		22,774	20,067
(1)    In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Offsetting of Derivative Assets and Liabilities
Table 14.2 provides information on the fair values of derivative assets and liabilities subject to enforceable master netting arrangements, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 18 (Securities and Other Collateralized Financing Activities).
Table 14.2: Offsetting of Derivative Assets and Liabilities

	December 31, 2023		December 31, 2022
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$29,040	31,809	37,000	37,598
OTC cleared	1,581	1,397	649	845
Exchange traded	195	201	262	193
Total interest rate contracts	30,816	33,407	37,911	38,636
Commodity contracts
OTC	2,014	2,254	4,833	2,010
Exchange traded	512	356	876	1,134
Total commodity contracts	2,526	2,610	5,709	3,144
Equity contracts
OTC	5,375	8,501	4,269	4,475
Exchange traded	4,790	3,970	3,742	2,409
Total equity contracts	10,165	12,471	8,011	6,884
Foreign exchange contracts
OTC	24,511	26,961	21,537	26,127
Total foreign exchange contracts	24,511	26,961	21,537	26,127
Credit contracts
OTC	77	39	39	22
Total credit contracts	77	39	39	22
Total derivatives subject to enforceable master netting arrangements, gross	68,095	75,488	73,207	74,813
Less: Gross amounts offset
Counterparty netting (1)	(50,692)	(50,606)	(49,115)	(49,073)
Cash collateral netting	(4,456)	(11,538)	(7,049)	(12,754)
Total derivatives subject to enforceable master netting arrangements, net	12,947	13,344	17,043	12,986
Derivatives not subject to enforceable master netting arrangements (2)	5,276	5,151	5,731	7,081
Total derivatives recognized in consolidated balance sheet, net	18,223	18,495	22,774	20,067
Non-cash collateral	(2,587)	(4,388)	(3,517)	(582)
Total Derivatives, net	$15,636	14,107	19,257	19,485
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in our consolidated balance sheet, including portfolio level counterparty valuation adjustments related to customer accommodation and other trading derivatives. Counterparty valuation adjustments related to derivative assets were $292 million and $372 million and debit valuation adjustments related to derivative liabilities were $222 million and $331 million as of December 31, 2023 and 2022, respectively, and were primarily related to interest rate contracts.
(2)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 14.3 and Table 14.4 show the net gains (losses) related to derivatives in cash flow and fair value hedging relationships, respectively.
Table 14.3: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income			Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Other interest income	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income	$57,155	10,810	(11,572)	N/A	545
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(267)	(449)	—	(716)	716
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(201)
Total gains (losses) (pre-tax) on interest rate contracts	(267)	(449)	—	(716)	515
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(8)	(8)	8
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(267)	(449)	(8)	(724)	523
Year ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$37,715	3,308	(5,505)	N/A	(1,448)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(20)	24	—	4	(4)
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1,524)
Total gains (losses) (pre-tax) on interest rate contracts	(20)	24	—	4	(1,528)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(10)	(10)	10
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(17)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(10)	(10)	(7)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(20)	24	(10)	(6)	(1,535)
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$28,634	334	(3,173)	N/A	212
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	—	—	(137)	137
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	7
Total gains (losses) (pre-tax) on interest rate contracts	(137)	—	—	(137)	144
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(6)	(6)	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(19)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(6)	(6)	(13)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(137)	—	(6)	(143)	131

Gains (Losses) Recognized on Fair Value Hedging Relationships
Table 14.4: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income	$16,108	(16,503)	(11,572)	1,935	N/A	545
Interest contracts
Amounts related to cash flows on derivatives	1,137	(346)	(3,490)	—	(2,699)	N/A
Recognized on derivatives	(536)	312	2,634	—	2,410	—
Recognized on hedged items	534	(304)	(2,631)	—	(2,401)	N/A
Total gains (losses) (pre-tax) on interest rate contracts	1,135	(338)	(3,487)	—	(2,690)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(223)	—	(223)	N/A
Recognized on derivatives	—	—	75	108	183	22
Recognized on hedged items	—	—	(98)	(99)	(197)	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(246)	9	(237)	22
Commodity contracts
Recognized on derivatives	—	—	—	34	34	—
Recognized on hedged items	—	—	—	45	45	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	79	79	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$1,135	(338)	(3,733)	88	(2,848)	22
Year ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,781	(2,349)	(5,505)	2,821	N/A	(1,448)
Interest contracts
Amounts related to cash flows on derivatives	143	65	313	—	521	N/A
Recognized on derivatives	3,616	(345)	(18,056)	—	(14,785)	—
Recognized on hedged items	(3,576)	350	17,919	—	14,693	N/A
Total gains (losses) (pre-tax) on interest rate contracts	183	70	176	—	429	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(189)	—	(189)	N/A
Recognized on derivatives	—	—	(1,120)	(1,021)	(2,141)	87
Recognized on hedged items	—	—	1,097	1,005	2,102	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(212)	(16)	(228)	87
Commodity contracts
Recognized on derivatives	—	—	—	57	57	—
Recognized on hedged items	—	—	—	(43)	(43)	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	14	14	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$183	70	(36)	(2)	215	87
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$9,253	(388)	(3,173)	4,408	N/A	212
Interest contracts
Amounts related to cash flows on derivatives	(253)	289	2,136	—	2,172	N/A
Recognized on derivatives	1,129	(336)	(6,351)	—	(5,558)	—
Recognized on hedged items	(1,117)	333	6,288	—	5,504	N/A
Total gains (losses) (pre-tax) on interest rate contracts	(241)	286	2,073	—	2,118	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	57	—	10	—	67	N/A
Recognized on derivatives	4	—	(516)	(99)	(611)	81
Recognized on hedged items	(3)	—	438	82	517	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	58	—	(68)	(17)	(27)	81
Commodity contracts
Recognized on derivatives	—	—	—	113	113	—
Recognized on hedged items	—	—	—	(124)	(124)	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	(11)	(11)	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$(183)	286	2,005	(28)	2,080	81

Hedged Items in Fair Value Hedging Relationships
Table 14.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 14.5: Hedged Items in Fair Value Hedging Relationships

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2023
Available-for-sale debt securities (4)(5)	$55,898	(2,384)	13,418	504
Other assets	2,262	67	—	—
Deposits	(89,641)	(101)	—	—
Long-term debt	(146,940)	10,990	—	—
December 31, 2022
Available-for-sale debt securities (4)	$39,423	(3,859)	16,100	722
Other assets	1,663	38	—	—
Deposits	(41,687)	205	(10)	—
Long-term debt	(130,997)	13,862	(5)	—
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded $404 million and $739 million for available-for-sale (AFS) debt securities where only foreign currency risk is the designated hedged risk as of December 31, 2023 and 2022, respectively.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $32 million and $731 million of debt securities and long-term debt cumulative basis adjustments, respectively, as of December 31, 2023, and $39 million and $334 million of debt securities and long-term debt cumulative basis adjustments, respectively, as of December 31, 2022, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.
(5)The balance includes cumulative basis adjustments of $(46) million as of December 31, 2023, related to certain AFS debt securities designated as the hedged item in a fair value hedge using the portfolio layer method. At December 31, 2023, the aggregated designated hedged items using the portfolio layer method had a carrying amount of $25.8 billion from closed portfolios of financial assets totaling $28.2 billion.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments
Table 14.6 shows the net gains (losses) related to derivatives not designated as hedging instruments. Gains (losses) on customer accommodation trading derivatives are excluded from the following table. For additional information, see Note 2 (Trading Activities)
Table 14.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Year ended December 31,
(in millions)	2023	2022	2021
Interest rate contracts (1)	$(321)	(2,202)	—
Equity contracts (2)(3)	(177)	(1,147)	647
Foreign exchange contracts (4)	(824)	547	335
Credit contracts (5)	13	6	(12)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(1,309)	(2,796)	970
(1)Derivative gains and (losses) related to mortgage banking activities were recorded in mortgage banking noninterest income. Other derivative gains and (losses) not related to mortgage banking were recorded in other noninterest income. For additional information on our mortgage banking interest rate contracts, see Note 6 (Mortgage Banking Activities).
(2)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Includes derivative gains and (losses) used to economically hedge the deferred compensation plan, which were recorded in personnel noninterest expense, and derivative instruments related to the retained litigation risk associated with our previous sales of Visa Class B shares, which were recorded in other noninterest income.
(4)Includes derivatives used to mitigate foreign exchange risk of specified foreign currency-denominated assets and liabilities. Gains and (losses) were recorded in other noninterest income.
(5)Includes credit derivatives used to mitigate credit risk associated with lending exposure. Gains and (losses) were recorded in other noninterest income.

Sold Credit Derivatives
Table 14.7 provides details of sold credit derivatives.

Table 14.7: Sold Credit Derivatives

	Notional amount
(in millions)	Protection sold	Protection sold – non-investment grade
December 31, 2023
Credit default swaps	$18,453	1,399
Risk participation swaps	6,632	6,485
Total credit derivatives	$25,085	7,884
December 31, 2022
Credit default swaps	$12,733	1,860
Risk participation swaps	6,728	6,518
Total credit derivatives	$19,461	8,378

Credit-Risk Contingent Features	Table 14.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 14.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2023	Dec 31, 2022
Net derivative liabilities with credit-risk contingent features	$23.7	20.7
Collateral posted	21.4	17.4
Additional collateral to be posted upon a below investment grade credit rating (1)	2.3	3.3
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.